Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Employee Benefit Plans

19.	EMPLOYEE BENEFIT PLANS
The Company sponsors a
tax-qualified
defined contribution savings and investment plan, CCC 401(k) Retirement Savings and Investment Plan (the “Savings Plan”). Participation in the Savings Plan is voluntary with substantially all domestic employees eligible to participate. Expenses related to the Savings Plan consist primarily of the Company’s contributions that are based on percentages of employees’ contributions. The defined contribution expense for the years ended December 31, 2021, 2020 and 2019 was $5.3 million, $4.6 million and $4.9 million, respectively.